Cover Page	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Registrant Name	ChipMOS TECHNOLOGIES INC.
Entity Central Index Key	0001123134
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	727,240,126
Document Annual Report	true
Document Transition Report	false
Entity Interactive Data Current	Yes
Document Shell Company Report	false
Entity Incorporation, State or Country Code	F5
Document Accounting Standard	International Financial Reporting Standards
Entity Voluntary Filers	No
Entity Address, Address Line One	No. 1, R&D Road 1
Entity Address, Address Line Two	Hsinchu Science Park
Entity Address, City or Town	Hsinchu
Entity Address, Country	TW
Entity Address, Postal Zip Code	300-092
ICFR Auditor Attestation Flag	true
Auditor Name	PricewaterhouseCoopers
Auditor Firm ID	1345
Auditor Location	Taipei, Taiwan
Document Registration Statement	false
Entity File Number	001-37928
ADR [member]
Document Information [Line Items]
Trading Symbol	IMOS
Title of 12(b) Security	American Depositary Shares
Security Exchange Name	NASDAQ
Ordinary shares [member]
Document Information [Line Items]
Title of 12(b) Security	Common Shares, par value NT$10 per share
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	No. 1, R&D Road 1
Entity Address, Address Line Two	Hsinchu Science Park
Entity Address, City or Town	Hsinchu
Entity Address, Country	TW
Entity Address, Postal Zip Code	300-092
City Area Code	886
Local Phone Number	3-577-0055
Contact Personnel Name	Silvia Su